Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated October 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective October 1, 2008, this investment option changed its name as indicated below.

OLD NAME	NEW NAME
Phoenix Balanced Fund: Class A	Virtus Balanced Fund: Class A